Convertible Preferred Units Series D (Details) - $ / shares	Dec. 31, 2016	Oct. 31, 2016	Apr. 25, 2016	Dec. 31, 2015	Oct. 08, 2015	Sep. 18, 2015	Sep. 15, 2015	Aug. 15, 2014	Jan. 29, 2014
Class of Stock [Line Items]
Limited partners, units issued (in shares)	51,351,000			50,504,000	151,937	7,500,000	7,500,000	4,622,352	3,400,000
Number of securities called by warrants (in shares)			800,000
Exercise price of warrants (in dollars per share)			$ 7.25
Series D
Class of Stock [Line Items]
Limited partners, units issued (in shares)		2,333,333
Shares issued (in dollars per share)		$ 15.00
Units issued, closing fee		1.50%
Number of securities called by warrants (in shares)		700,000
Exercise price of warrants (in dollars per share)	$ 14.98	$ 22.00
Partners' capital account (in dollars per share)	$ 0.4125
Shares issued upon conversion (in shares)	1
Series D call right, ratio multiplier		1.03